Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2026	Oct. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of the Income Tax Expenses Determined at the Statutory Income Tax Rate

A reconciliation of the income tax expenses determined at the statutory income tax rate to the Company’s income taxes is as follows:

	For The Six Months Ended April 30,
	2026	2025
Income tax computed at 25%	$(217,032)	$(112,353)
Different tax rates in other jurisdictions	629,555	163,809
Tax preferential rate	(144,500)	(19,830)
Non deductible expenses	4,834	1,323
Super deduction	(78,351)	(3,196)
Tax loss not recognised	11,457	—
Income tax expense	$205,963	$29,752

A reconciliation of the income tax expenses determined at the statutory income tax rate to the Company’s income taxes is as follows:

	For The Year Ended October 31,
	2025	2024	2023
Income tax computed at 25%	$(29,825)	$621,030	$544,135
Different tax rates in other jurisdictions	336,470	10,347	8,235
Tax preferential rate	(135,251)	(253,840)	(211,285)
Non deductible expenses	1,774	1,968	6,452
Super deduction	(6,780)	(7,245)	(30,610)
Deferred tax on lease recognized in current year	17,172	-	-
Impairment of fixed assets	-	8,507	-
Tax loss not recognised	19,340	-	-
Income tax expense	$202,900	$380,767	$316,927

Schedule of Income Tax Expenses
	For The Six Months Ended April 30,
	2026	2025
Current income tax expense	$354,877	$143,621
Deferred income tax effect	(148,914)	(113,869)
Total income tax expense	$205,963	$29,752
Effective tax rates	(23.7)%	(6.6)%

	For The Year Ended October 31,
	2025	2024	2023
Current income tax expense	$313,463	$370,713	$344,918
Deferred income tax effect	(110,563)	10,054	(27,991)
Total income tax expense	$202,900	$380,767	$316,927
Effective tax rates	(170.1)%	15.3%	14.3%

Schedule of Deferred Tax Asset

As of April 30, 2026 and October 31, 2025, deferred tax asset consisted of:

	October 31, 2026	October 31, 2025
Deferred tax asset
Provision for credit losses	$384,222	$252,592
Net operating loss carried forward	11,752	—
Provision for inventory obsolescence	2,152	2,070
Lease liabilities	46,442	15,982
Estimated warranty liabilities	18,024	1,447
Deferred tax liability
Right-of-use assets	(51,415)	(23,183)
Totals	$411,177	$248,908

As of October 31, 2025 and 2024, deferred tax asset consisted of:

	October 31, 2025	October 31, 2024
Deferred tax asset
Provision for bad debts	$252,592	$124,479
Provision for inventory obsolescence	2,070	2,634
Lease liabilities	15,982	—
Estimated warranty liabilities	1,447	9,686
Deferred tax liability
Right-of-use assets	(23,183)	—
Totals	$248,908	$136,799